Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2018
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Schedule II. Valuation and Qualifying Accounts
Lions Gate Entertainment Corp.
March 31, 2018
(In Millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses(1)	Charged to Other Accounts		Deductions		Balance at End of Period
Year Ended March 31, 2018:
Reserves:
Returns and allowances	$68.6	$168.3	$—		$(180.7)	(3)	$56.2
Provision for doubtful accounts	$9.0	$(1.0)	$—		$(0.5)	(5)	$7.5
Deferred tax valuation allowance	$5.9	$67.3	$—		$—		$73.2

Year Ended March 31, 2017:
Reserves:
Returns and allowances	$51.8	$149.3	$24.3	(2)	$(156.8)	(3)	$68.6
Provision for doubtful accounts	$6.0	$(0.2)	$3.2	(2)	$—		$9.0
Deferred tax valuation allowance	$10.1	$0.4	$1.4	(2)	$(6.0)	(4)	$5.9

Year Ended March 31, 2016:
Reserves:
Returns and allowances	$64.4	$136.8	$—		$(149.4)	(3)	$51.8
Provision for doubtful accounts	$4.1	$1.9	$—		$—		$6.0
Deferred tax valuation allowance	$9.3	$—	$0.8		$—		$10.1
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(1)	Charges for returns and allowances are charges against revenue.

(2)	Opening balances due to the acquisition of Starz on December 8, 2016.

(3)	Actual returns and fluctuations in foreign currency exchange rates.

(4)
Valuation allowance reversal, of which $1.4 million was recorded as a tax benefit in the consolidated statement of income, and $4.6 million was recorded in other comprehensive income. The $4.6 million relates to the gain on Starz investment.

(5)	Uncollectible accounts written off and fluctuations in foreign currency exchange rates.